Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets are as follows:

	December 31, 2022	June 30, 2022
Prepaid marketing costs	$34,902	$298,300
Prepaid insurance	245,062	230,404
Prepaid gaming costs	283,221	575,113
Prepaid interest	421,566	-
Other	374,057	439,236
Prepaid expenses and other current assets	$1,358,808	$1,543,053

The components of prepaid expenses and other current assets follows:

	June 30, 2022	June 30, 2021
Prepaid marketing costs	$298,300	$1,727,669
Prepaid insurance	230,404	175,620
Prepaid gaming costs	575,113	687,866
Other	439,236	673,189
Prepaid expenses and other current assets	$1,543,053	$3,264,344